Leases - Summary of Changes in Right of Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	$ 158,448
Ending balance	108,598	$ 158,448
Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(19,632)	(12,266)
Depreciation	(28,176)	(12,489)
Decreases	7,134	4,108
Assets held for sale (Note 34)	16,824
Exchange differences	1,810	1,015
Ending balance	(22,040)	(19,632)
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	178,080	50,369
Increases	20,294	135,123
Decreases	(7,093)	(4,490)
Assets held for sale (Note 34)	(49,399)
Reclassifications		485
Exchange differences	(11,244)	(3,407)
Ending balance	130,638	178,080
Land and Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	127,773
Ending balance	87,015	127,773
Land and Buildings | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(11,030)	(4,673)
Depreciation	(20,029)	(7,507)
Decreases	4,594	933
Assets held for sale (Note 34)	12,594
Exchange differences	773	217
Ending balance	(13,098)	(11,030)
Land and Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	138,803	27,826
Increases	12,989	113,597
Decreases	(4,594)	(934)
Assets held for sale (Note 34)	(38,724)
Exchange differences	(8,361)	(1,686)
Ending balance	100,113	138,803
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	30,675
Ending balance	21,583	30,675
Plant and Machinery | Accumulated Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	(8,602)	(7,593)
Depreciation	(8,147)	(4,982)
Decreases	2,540	3,175
Assets held for sale (Note 34)	4,230
Exchange differences	1,037	798
Ending balance	(8,942)	(8,602)
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	39,277	22,543
Increases	7,305	21,526
Decreases	(2,499)	(3,556)
Assets held for sale (Note 34)	(10,675)
Reclassifications		485
Exchange differences	(2,883)	(1,721)
Ending balance	$ 30,525	$ 39,277